Merger and Acquisition Merger and Acquisition (Tables) (H.J. Heinz Holding Corporation [Member])	11 Months Ended
Dec. 29, 2013
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following is a summary of the preliminary allocation of the purchase price of the Merger to the estimated fair values of assets acquired and liabilities assumed in the transaction:

(In thousands)
Cash (including excess cash from Parent)	$3,223,588
Other current assets	3,734,558
Property, Plant and Equipment	2,681,670
Trademark and other intangibles	14,406,924
Other non-current assets	652,038
Trade and other payables	(2,799,165)
Long term debt	(3,021,655)
Deferred income taxes	(4,221,354)
Non-pension postretirement benefits and other noncurrent liabilities	(662,439)
Redeemable non controlling interest and non controlling interest	(258,008)
Net assets acquired	13,736,157
Goodwill on acquisition	15,016,807
Total consideration pushed down from Parent	28,752,964
Debt repayment and associated costs	(3,976,847)
Excess cash from parent	(1,153,621)
Other transaction related costs	(58,242)
Total consideration paid to predecessor shareholders	23,564,254
Cash and cash equivalents of Predecessor at June 7, 2013	(2,069,967)
Acquisitions of business, net of cash on hand	$21,494,287

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial data summarizes the Company's results of operations as if the Transaction had occurred as of April 30, 2012. The pro forma data is for informational purposes only and may not necessarily reflect the actual results of operations had the Merger been consummated on April 30, 2012.

	Eight Months Ended	Fiscal Year
	December 29, 2013	April 28, 2013
	(In thousands)

Revenue	$7,352,434	$11,528,886
Income/(loss) from continuing operations	$186,721	$324,042